Equity (Details Textual) - USD ($)					1 Months Ended					5 Months Ended	12 Months Ended
	Apr. 09, 2018	Jun. 08, 2017	Aug. 07, 2015	Oct. 07, 2013	Apr. 28, 2016	Mar. 21, 2016	Aug. 20, 2014	Dec. 29, 2011	Apr. 22, 2010	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 27, 2016	Feb. 26, 2015	Jan. 20, 2015
Option Indexed to Issuer's Equity [Line Items]
Ordinary shares											17,806,586	17,312,586			12,000	25,000
Purchase of common shares		$ 50,000,000
Subscription receivable												$ 1,492,538
Statutory surplus reserve											10.00%		25.00%
Percentage of reserve											50.00%
Options exercise price			$ 1.64	$ 2.30		$ 1.88					$ 1.13
Options vested											26,200
Compensation expenses											$ 247,134	$ 479,233	$ 947,481
Common shares											275,000
Common shares of par value		$ 0.002731									$ 0.002731	$ 0.002731
Fair value of ordinary, shares											835,999
Fair value of ordinary value											275,000
Grant date stock price											$ 3.18
Consulting expenses											$ 835,999
Options exercised, shares											40,000
Cash purchase, shares											8,000
StockOptionMember
Option Indexed to Issuer's Equity [Line Items]
Options exercised, shares											11,000
Cash purchase, shares											11,000
Aggregate consideration											$ 17,851
Common Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Exercise of share-based awards											19,000		7,000
Common shares											200,000
Fair value of ordinary, shares											288,000
Consulting expenses											$ 108,888
Common Class A [Member]
Option Indexed to Issuer's Equity [Line Items]
Common shares		37,888,889
Common shares of par value		$ 0.002731
Common Class B [Member]
Option Indexed to Issuer's Equity [Line Items]
Common shares		12,111,111
Common shares of par value		$ 0.002731
Initial public offering [Member]
Option Indexed to Issuer's Equity [Line Items]
Ordinary shares									4,500,000
Purchase price	$ 4.00
Common shares									1,500,000
Aggregate consideration	$ 1,250,000
Security Purchase Agreement [Member]
Option Indexed to Issuer's Equity [Line Items]
Purchase of common shares										$ 20,000,000
Hangzhou Lianluo Interactive Information Technology Co Ltd [Member]
Option Indexed to Issuer's Equity [Line Items]
Restricted common shares					11,111,111
Aggregate Value					$ 20,000,000
Purchase price					$ 1.80									$ 1.33
Percentage of premium					35.00%
Institutional Investors [Member]
Option Indexed to Issuer's Equity [Line Items]
Common shares											734,700
Lianluo Smart Limited [Member]
Option Indexed to Issuer's Equity [Line Items]
Fair value of grant shares															32,340
Chen Ping [Member]
Option Indexed to Issuer's Equity [Line Items]
Ordinary shares				94,000
Options exercise price							$ 5.31
Employee Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Options exercise price								$ 1.45
Issued aggregate options			349,000			580,867	131,000	450,000
Option expiry date											P10Y